Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been omitted if they substantially duplicate the disclosures contained in the Company’s annual audited consolidated financial statements pursuant to such rules and regulations.	Basis of presentation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of OppFi Inc. and OppFi-LLC with its wholly-owned subsidiaries (collectively, the “OppFi Subsidiaries”) as of December 31, 2021. In the opinion of the
Company’s management, the consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of the results and financial position for the periods presented.

The Business Combination was accounted for as a reverse recapitalization in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations. Under this method, FGNA was treated as the “acquired” company, and OppFi-LLC, as the accounting acquirer, was assumed to have issued equity for the net assets of FGNA, accompanied by a recapitalization.

Principles of consolidation	These unaudited consolidated financial statements and related notes should be read in conjunction with the Company’s audited consolidated financial statements and the related notes as of and for the year ended December 31, 2021 beginning on Page F-2. In the opinion of the Company’s management, these unaudited consolidated financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for the fair statement of the results and financial position for the periods presented. All intercompany transactions and balances have been eliminated in consolidation. The results of operations for the three months ended March 31, 2022 are not necessarily indicative of the results of operations that may be expected for the full year ending December 31, 2022.
Principles of consolidation: The consolidated financial statements include the accounts of the above named entities. Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, Opportunity Funding SPE VI, LLC, Opportunity Funding SPE VII, LLC and SalaryTap Funding SPE, LLC are special purpose entities holding finance receivables secured by lenders under a credit or preferred return agreement.

OppFi has identified Opportunity Funding SPE II, LLC, Opportunity Funding SPE III, LLC, Opportunity Funding SPE IV, LLC, Opportunity Funding SPE V, LLC, Opportunity Funding SPE VI, LLC, Opportunity Funding SPE VII, LLC and SalaryTap Funding SPE, LLC as VIEs. OppFi-LLC is the sole equity member of all of the aforementioned entities, except for SalaryTap Funding SPE, LLC. SalaryTap, LLC is the sole equity member of SalaryTap Funding SPE, LLC. The Company directs the activities of the VIEs that most significantly impact economic performance. Additionally, the Company has the obligation to absorb losses of the VIEs that could potentially be significant. As the primary beneficiary of the VIEs, the Company has consolidated the financial statements of the VIEs. All significant intercompany transactions and balances have been eliminated in consolidation.

Segments	Segments: Segments are defined as components of an enterprise for which discrete financial information is available and evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. OppFi’s Chief Executive Officer and Chief Financial Officer are collectively considered to be the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s operations constitute a single reportable segment.	Segments: Segments are defined as components of an enterprise for which discrete financial information is available and evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. OppFi’s Chief Executive Officer and Chief Financial Officer are collectively considered to be the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s operations constitute a single reportable segment.
Use of estimates
Use of estimates: The preparation of the unaudited consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions, including those impacted by COVID-19, that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

The judgements, assumptions, and estimates used by management are based on historical experience, management’s experience and qualitative factors. The areas subject to significant estimation techniques are the determination of fair value of installment finance receivables and warrants, the adequacy of the allowance for credit losses on finance receivables, operating lease right of use asset, operating lease liability, valuation allowance of deferred tax assets, stock-based compensation expense and income tax provision. For the aforementioned estimates, it is reasonably possible the recorded amounts or related disclosures could significantly change in the near future as new information is available.

Use of estimates: The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions, including those impacted by COVID-19, that affect the reported amounts of assets, liabilities and operations and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

The judgements, assumptions, and estimates used by management are based on historical experience, management’s experience and qualitative factors. The areas subject to significant estimation techniques are the determination of fair value of installment finance receivables and warrants, and the adequacy of the allowance for credit losses on finance receivables. For the aforementioned estimates, it is reasonably possible the recorded amounts or related disclosures could significantly change in the near future as new information is available.

Participation rights purchase obligation	Participation rights purchase obligations: OppFi-LLC has entered into bank partnership arrangements with certain banks insured by the FDIC. As part of these bank partnership arrangements, the banks have the ability to retain a percentage of the finance receivables they have originated, and OppFi-LLC’s participation rights are reduced by the percentage of the finance receivables retained by the banks. For the three months ended March 31, 2022 and 2021, finance receivables originated through the bank partnership arrangements totaled 94% and 74%, respectively. As of March 31, 2022 and December 31, 2021, the unpaid principal balance of finance receivables outstanding for purchase was $11.8 million and $9.5 million, respectively.
Participation rights purchase obligations: OppFi-LLC has entered into bank partnership arrangements with certain Banks insured by the FDIC. Under the terms and conditions of the bank partnership agreements, the Banks originate finance receivables based on criteria provided by OppFi-LLC. The issuing Bank earns interest during an initial hold period and owns the economic interest in the finance receivables. After the initial holding period, OppFi-LLC is committed to acquire participation rights in the economic interest in the finance receivables originated by the Banks, net of bank partnership retention, plus accrued interest (“Participation Rights”). OppFi-LLC also provides certain services for these receivables in its capacity of sub-servicer pursuant to the terms of the servicing agreement between the Bank and OppFi-LLC. To facilitate these relationships, OppFi-LLC formed OppWin, LLC, OppWin SalaryTap, LLC, and OppWin Card, LLC, which acquire the Participation Rights and sell these rights to certain of the other OppFi Subsidiaries, which in turn, pledge the Participation Rights to their respective lenders. The Company accounts for the Participation Rights as a finance receivable. As part of these bank partnership arrangements, the Banks have the ability to retain a percentage of the finance receivables they have originated, and OppFi-LLC’s Participation Rights are reduced by the percentage of the finance receivables retained by the Banks.

For the years ended December 31, 2021 and 2020, finance receivables originated through the bank partnership arrangements totaled 89% and 62%, respectively. As of December 31, 2021 and 2020, the unpaid principal balance of finance receivables outstanding for purchase was $9.5 million and $3.3 million, respectively.

Troubled debt restructurings	Troubled debt restructurings: As the terms of the receivables are typically not renegotiated and settlement offers are not typically made until after a receivable stops accruing interest income (up to 60 days delinquent), the only receivables considered to be impaired, or troubled debt restructurings, are: 1) those receivables where a settlement offer is made after receivables cease accruing interest, which may result in a modification of contractual terms, 2) the Company has received notification that a borrower is working with a third party to settle debt on his/her behalf and 3) customers who have entered into the Company’s short-term or long-term hardship programs. As of March 31, 2022 and December 31, 2021, management determined the balance of troubled debt restructuring receivables to be immaterial to the consolidated financial statements as a whole. As such, substantially all disclosures relating to impaired finance receivables, and troubled debt restructuring, have been omitted from these consolidated financial statements.	Troubled debt restructurings: As the terms of the receivables are typically not renegotiated and settlement offers are not typically made until after a receivable stops accruing interest income (up to 60 days delinquent), the only receivables considered to be impaired, or troubled debt restructurings, are: 1) those receivables where a settlement offer is made after receivables cease accruing interest, which may result in a modification of contractual terms, 2) the Company has received notification that a borrower is working with a third party to settle debt on his/her behalf and 3) customers who have entered into the Company’s short-term or long-term hardship programs. As of December 31, 2021 and December 31, 2020, management determined the balance of troubled debt restructuring receivables to be immaterial to the consolidated financial statements as a whole. As such, substantially all disclosures relating to impaired finance receivables, and troubled debt restructuring, have been omitted from these consolidated financial statements.
Capitalized technology	Capitalized technology: The Company capitalized software costs associated with application development totaling $3.8 million and $2.7 million for the three months ended March 31, 2022 and 2021, respectively. Amortization expense, which is included in depreciation and amortization on the consolidated statements of operations, totaled $3.0 million and $1.9 million for the three months ended March 31, 2022 and 2021, respectively.	Capitalized technology: Software development costs related to internal use software are incurred in three stages of development: the preliminary project stage, the application development stage, and the post-implementation stage. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred. Costs incurred during the application development stage that meet the criteria for capitalization are capitalized and amortized, when the software is ready for its intended use, using the straight-line basis, over the estimated useful life of the software, which is generally two years. The Company capitalized software costs associated with application development totaling $13.7 million and $9.0 million for the years ended December 31, 2021 and 2020, respectively. Amortization expense, which is included in depreciation and amortization on the consolidated statements of operations, totaled $9.3 million, $6.0 million, and $3.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Noncontrolling interests	Noncontrolling interests: Noncontrolling interests are held by the Members, who retained 87.8% and 87.6% of the economic ownership percentage of OppFi-LLC as of March 31, 2022 and December 31, 2021, respectively. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, the Company classifies the noncontrolling interests as a component of stockholders’ equity in the consolidated balance sheets. Additionally, the Company has presented the net income attributable to OppFi and the noncontrolling ownership interests separately in the consolidated statements of operations.	Noncontrolling interests: Noncontrolling interests are held by the Members, who retained 87.6% of the economic ownership percentage of OppFi-LLC as of December 31, 2021. In accordance with the provisions of ASC 810, Consolidation, the Company classifies the noncontrolling interests as a component of stockholders’ equity in the consolidated balance sheets. Additionally, the Company has presented the net income attributable to the Company and the noncontrolling ownership interests separately in the consolidated statements of operations.
Emerging growth company	Emerging growth company: The Company is an emerging growth company as defined under the Jumpstart Our Business Startups Act of 2012 (“Jobs Act”). The Company is permitted to delay the adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements apply to private companies. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.	Emerging growth company: The Company is an emerging growth company as defined under the Jumpstart Our Business Startups Act of 2012 (“Jobs Act”). The Company is permitted to delay the adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements apply to private companies. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Accounting pronouncements issued and adopted and Accounting pronouncements issued and not yet adopted	Accounting pronouncements issued and adopted: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and issued certain transitional guidance and subsequent amendments between January 2018 and February 2020 (collectively, “Topic 842”). Under Topic 842, lessees are required to recognize lease assets and lease liabilities on the consolidated balance sheets for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. Per ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, issued June 2020, Topic 842, as amended, is effective for private companies for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As permitted for emerging growth companies, the Company adopted Topic 842 under the private company transition guidance, which was effective for the Company beginning on January 1, 2022. The Company utilized the effective date method, whereby the Company will continue to present prior period financial statements and disclosures under ASC 840. In addition, the Company has elected the package of practical expedients permitted under the transition guidance which, among other things, permits companies to not reassess prior conclusions on lease identification, lease classification, and initial direct costs. The Company also elected the practical expedient which permits the Company to combine lease and non-lease components and to exclude short-term leases, defined as having an initial term of twelve months or less, from the consolidated balance sheets. The adoption of Topic 842, as amended, resulted in the Company recording a right-of-use asset and lease liability related to the Company’s operating lease of its corporate headquarters totaling approximately $15.5 million and $18.0 million, respectively, on the Company’s consolidated balance sheet as of January 1, 2022. A decrease to deferred rent totaling approximately $2.5 million, which was previously included in accrued expenses on the consolidated balance sheet, was reclassified as an offset to the right-of-use asset upon adoption of Topic 842. The standard did not materially affect the Company's consolidated statements of operations or cash flows.
Accounting pronouncements issued and not yet adopted: In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The purpose of ASU No. 2020-04 is to provide optional guidance for a period of time related to accounting for reference rate reform on financial reporting. It is intended to reduce the potential burden of reviewing contract modifications related to discontinued rates. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. The purpose of ASU No. 2021-01 is to expand guidance on contract modifications and hedge accounting. The amendments and expedients in these updates are effective as of March 12, 2020 through December 31, 2022 and may be elected by topic. The Company is currently evaluating the impact of ASU No. 2020-04 and 2021-01 on the Company’s consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. The purpose of ASU No. 2022-02 is to provide guidance on troubled debt restructuring accounting model for creditors that have adopted Topic 326. Additionally, the guidance expands on vintage disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2022, including interim periods within the annual reporting period. The Company is currently evaluating the impact of ASU No. 2022-02 on the Company’s consolidated financial statements.
Accounting pronouncements issued and adopted: In September 2016, the FASB issued ASU 2016-13. The amendments in ASU 2016‑13 replace the incurred loss impairment methodology in current GAAP with a methodology that reflects lifetime expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In April 2019 and November 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, respectively, which provide subsequent amendments to the initial guidance in ASU 2016‑13. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief, which provides entities that have certain instruments within the scope of ASC 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in ASC 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of ASU 2016-13.

The Company adopted ASU 2016-13 under the modified-retrospective method effective January 1, 2021 and elected the fair value option to account for installment finance receivables. The Company believes that the fair value option better reflects the value of its portfolio and its future economic performance as well as more closely aligns with the Company’s marginal decision-making processes that rely on risk based pricing and discounted cash flow methodologies. In accordance with the transition guidance, the Company (i) released the allowance for estimated losses on installment finance receivables at that date; (ii) released the unamortized net deferred origination costs at that date; (iii) released the reserve for repurchase liability on third-party lender losses; and (iv) measured the installment finance receivables at fair value. As a result of the adoption of this ASU, the Company’s finance receivables are carried at fair value with changes in fair value recognized directly in earnings and origination fees and costs are no longer eligible for deferral.

The following table summarizes the impact of adoption on the consolidated balance sheet as of January 1, 2021, as adjusted (in thousands):

Fair value adjustment to finance receivables	$23,584
Allowance for credit losses	55,031
Unamortized loan origination costs	(13,421)
Reserve for repurchase liability	4,241
Increase in retained earnings	$69,435

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customers Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which broadens the scope of existing guidance applicable to internal-use software development costs. The update requires costs to be capitalized or expensed based on the nature of the costs and the project stage in which they are incurred subject to amortization and impairment guidance consistent with existing internal-use software development cost guidance. The guidance is effective for annual reporting periods beginning after December 31, 2020, with early adoption permitted. The Company adopted ASU 2018-15 effective January 1, 2021. The adoption of ASU 2018-15 did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles of ASC 740, Income Taxes. The amendments also improve consistent application of and simplify U.S. GAAP for other areas of ASC 740 by clarifying and amending existing guidance. The guidance is effective for annual reporting periods beginning after December 15, 2020 and early adoption is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective, or prospective basis. The Company adopted ASU 2019-12 effective January 1, 2021. The adoption of ASU 2019-12 did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Accounting pronouncements issued and not yet adopted: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and issued certain transitional guidance and subsequent amendments between January 2018 and February 2020 within ASU No. 2017-13, ASU No. 2018-01, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, ASU No. 2019-01, ASU No. 2019-10, ASU No. 2020-02, and ASU No. 2020-05 (collectively, “Topic 842”). Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. Per ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, issued June 2020, Topic 842, as amended, is effective for private companies for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As permitted for emerging growth companies, the Company will adopt Topic 842 under the private company transition guidance, which is effective for the Company beginning January 1, 2022. The Company will utilize the effective date method, whereby the Company will continue to present prior period financial statements and disclosures under ASC 840. In addition, the Company will elect the package of practical expedients permitted under the transition guidance which, among other things, permits companies to not reassess prior conclusions on lease identification, lease classification, and initial direct costs. The Company will also elect the practical expedient which permits the Company to combine lease and non-lease components and to exclude short-term leases, defined as having an initial term of twelve months or less, from the consolidated balance sheets.

Adoption of the new standard is expected to result in recording a right-of-use asset and lease liability related to the Company’s operating lease of its corporate headquarters totaling approximately $15.5 million and $18.0 million, respectively, on the Company’s consolidated balance sheet as of January 1, 2022. A decrease to deferred rent totaling approximately $2.5 million, which would previously be included in accrued expenses on the consolidated balance sheet, will offset the right-of-use asset. The standard will not materially affect the Company's consolidated statements of operations or cash flows.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The purpose of ASU 2020-04 is to provide optional guidance for a period of time related to accounting for reference rate reform on financial reporting. It is intended to reduce the potential burden of reviewing contract modifications related to discontinued rates. The amendments and expedients in this update are effective as of March 12, 2020 through December 31, 2022 and may be elected by topic. The Company is currently evaluating the impact on the Company’s consolidated financial statements.